Common Stock	12 Months Ended
Dec. 31, 2012
Common Stock
Common Stock

9. Common Stock

        As of December 31, 2012, the authorized capital stock of the Company included 104,013,161 shares of common stock, par value $0.001 per share.

General

        The voting, dividend and liquidation rights of the holders of shares of common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock. The common stock has the following characteristics:

  Voting

        The holders of shares of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders and written actions in lieu of meetings.

  Dividends

        The holders of shares of common stock are entitled to receive dividends, if and when declared by the Board. Cash dividends may not be declared or paid to holders of shares of common stock until paid on each series of outstanding Preferred Stock in accordance with their respective terms. No dividends have been declared or paid by the Company through December 31, 2012.

  Liquidation

        After payment to the holders of shares of Preferred Stock of their liquidation preferences, the holders of shares of common stock are entitled to share ratably in the Company's remaining assets available for distribution to stockholders, in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or upon the occurrence of a deemed liquidation event.

Reserved for Future Issuance

        There were 2,393,458 and 2,432,155 common shares issued and outstanding as of December 31, 2011 and 2012, respectively. The Company has reserved for future issuance the following number of shares of common stock (in thousands):

December 31, 2012
Conversion of Series A Preferred Stock	6,411
Conversion of Series B Preferred Stock	4,204
Conversion of Series C Preferred Stock	2,978
Conversion of Series C-1 Preferred Stock	458
Conversion of Series D Preferred Stock	235
Conversion of Series D-1 Preferred Stock	637
Conversion of Series E Preferred Stock	816
Conversion of Series F Preferred Stock	2,426
Warrants to purchase Preferred Stock	248
Outstanding stock options to purchase common stock	3,730
Shares available for future issuance under stock option plan	120
Warrants to purchase common stock	884
Additional shares reserved for unissued, but designated, Preferred Stock	55,912

Total shares of authorized common stock reserved for future issuance	79,059